Segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from service [Abstract]
Total revenue from services	R$ 1,365,347	R$ 1,393,033	R$ 1,338,891
Cost of services	(953,760)	(1,012,336)	(977,511)
Gross profit	411,587	380,697	361,380
Operating income/(expenses) [Abstract]
General and administrative expenses	(258,114)	(231,932)	(223,292)
Selling expenses	(6,641)	10,495	13,290
Share of (loss) profit of an associate	(1,020)	10,152	11,085
Other operating income (expenses)	(29,859)	(77,938)	(24,728)
Operating expenses	(295,634)	(289,223)	(223,645)
Profit before finance income and expenses	115,953	91,474	137,735
Finance expenses	(534,273)	(400,892)	(385,216)
Finance income	109,731	53,622	30,192
Profit (loss) before income and social contribution taxes	(308,589)	(255,796)	(217,289)
Current income and social contribution taxes	(18,263)	(55,435)	(5,762)
Deferred income and social contribution taxes	371,084	(49,755)	12,604
Profit (loss) for the year from continuing operations	44,232	(360,986)	(210,447)
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	8,033	41	(4,521)
Profit (loss) for the year	52,265	(360,945)	(214,968)
Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	34,470
Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	1,365,347	1,393,033	1,304,421
Operating Segments [Member] | Collection & Cleaning Services [Member]
Revenue from service [Abstract]
Total revenue from services	928,785	922,022	834,530
Cost of services	(730,424)	(678,058)	(646,211)
Gross profit	198,361	243,964	188,319
Operating income/(expenses) [Abstract]
General and administrative expenses	(38,309)	(38,105)	(59,645)
Selling expenses	(16,262)	268	19,990
Share of (loss) profit of an associate	0	0	(78)
Other operating income (expenses)	(15,333)	(12,402)	(3,994)
Operating expenses	(69,904)	(50,239)	(43,727)
Profit before finance income and expenses	128,457	193,725	144,592
Finance expenses	(132,235)	(27,110)	(26,089)
Finance income	8,276	1,506	3,955
Profit (loss) before income and social contribution taxes	4,498	168,121	122,458
Current income and social contribution taxes	(8,613)	0	0
Deferred income and social contribution taxes	22,552	0	0
Profit (loss) for the year from continuing operations	18,437	168,121	122,458
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	6,506	0	0
Profit (loss) for the year	24,943	168,121	122,458
Operating Segments [Member] | Collection & Cleaning Services [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	0
Operating Segments [Member] | Collection & Cleaning Services [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	910,733	869,333	806,974
Operating Segments [Member] | O&G [Member]
Revenue from service [Abstract]
Total revenue from services	25,855	62,877	103,694
Cost of services	(21,153)	(41,583)	(64,639)
Gross profit	4,702	21,294	39,055
Operating income/(expenses) [Abstract]
General and administrative expenses	(42)	(783)	(5,571)
Selling expenses	0	897	2,102
Share of (loss) profit of an associate	0	0	0
Other operating income (expenses)	(4,510)	213	(413)
Operating expenses	(4,552)	327	(3,882)
Profit before finance income and expenses	150	21,621	35,173
Finance expenses	889	(1,326)	(1,327)
Finance income	70	1	0
Profit (loss) before income and social contribution taxes	1,109	20,296	33,846
Current income and social contribution taxes	0	0	0
Deferred income and social contribution taxes	0	0	0
Profit (loss) for the year from continuing operations	1,109	20,296	33,846
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	0	0	0
Profit (loss) for the year	1,109	20,296	33,846
Operating Segments [Member] | O&G [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	0
Operating Segments [Member] | O&G [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	25,855	62,799	99,126
Operating Segments [Member] | Landfills [Member]
Revenue from service [Abstract]
Total revenue from services	455,437	449,798	413,819
Cost of services	(258,945)	(337,335)	(278,069)
Gross profit	196,492	112,463	135,750
Operating income/(expenses) [Abstract]
General and administrative expenses	1,290	(10,206)	8,333
Selling expenses	37,468	26,293	45,941
Share of (loss) profit of an associate	0	0	0
Other operating income (expenses)	(41,719)	962	(9,341)
Operating expenses	(2,961)	17,049	44,933
Profit before finance income and expenses	193,531	129,512	180,683
Finance expenses	(37,757)	(732)	(14,567)
Finance income	948	18	549
Profit (loss) before income and social contribution taxes	156,722	128,798	166,665
Current income and social contribution taxes	(4,030)	0	(4,191)
Deferred income and social contribution taxes	16,897	0	0
Profit (loss) for the year from continuing operations	169,589	128,798	162,474
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	799	41	(4,521)
Profit (loss) for the year	170,388	128,839	157,953
Operating Segments [Member] | Landfills [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	34,470
Operating Segments [Member] | Landfills [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	372,389	420,293	355,617
Operating Segments [Member] | Value recovery [Member]
Revenue from service [Abstract]
Total revenue from services	57,227	42,240	44,789
Cost of services	(35,932)	(30,590)	(33,863)
Gross profit	21,295	11,650	10,926
Operating income/(expenses) [Abstract]
General and administrative expenses	(2,424)	(1,225)	(2,285)
Selling expenses	280	8,532	(52,867)
Share of (loss) profit of an associate	0	0	(22)
Other operating income (expenses)	77,618	2,617	54
Operating expenses	75,474	9,924	(55,120)
Profit before finance income and expenses	96,769	21,574	(44,194)
Finance expenses	(2,134)	(3,770)	(1,242)
Finance income	1,531	1,975	496
Profit (loss) before income and social contribution taxes	96,166	19,779	(44,940)
Current income and social contribution taxes	(782)	(1,099)	(358)
Deferred income and social contribution taxes	0	0	0
Profit (loss) for the year from continuing operations	95,384	18,680	(45,298)
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	728	0	0
Profit (loss) for the year	96,112	18,680	(45,298)
Operating Segments [Member] | Value recovery [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	0
Operating Segments [Member] | Value recovery [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	56,370	40,608	42,704
Corporate [Member]
Revenue from service [Abstract]
Total revenue from services	0	0	0
Cost of services	(9,263)	(8,674)	(15,144)
Gross profit	(9,263)	(8,674)	(15,144)
Operating income/(expenses) [Abstract]
General and administrative expenses	(218,629)	(163,680)	(164,124)
Selling expenses	(28,127)	(25,495)	(1,876)
Share of (loss) profit of an associate	83,384	139,714	117,123
Other operating income (expenses)	(45,915)	(69,328)	(8,560)
Operating expenses	(209,287)	(118,789)	(57,437)
Profit before finance income and expenses	(218,550)	(127,463)	(72,581)
Finance expenses	(363,036)	(367,954)	(341,991)
Finance income	98,906	50,122	25,192
Profit (loss) before income and social contribution taxes	(482,680)	(445,295)	(389,380)
Current income and social contribution taxes	(4,838)	(54,336)	(1,213)
Deferred income and social contribution taxes	331,635	(49,755)	12,604
Profit (loss) for the year from continuing operations	(155,883)	(549,386)	(377,989)
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	0	0	0
Profit (loss) for the year	(155,883)	(549,386)	(377,989)
Corporate [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	0
Corporate [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	0	0	0
Eliminations [Member]
Revenue from service [Abstract]
Total revenue from services	(101,957)	(83,904)	(57,941)
Cost of services	101,957	83,904	60,415
Gross profit	0	0	2,474
Operating income/(expenses) [Abstract]
General and administrative expenses	0	(17,933)	0
Selling expenses	0	0	0
Share of (loss) profit of an associate	(84,404)	(129,562)	(105,938)
Other operating income (expenses)	0	0	(2,474)
Operating expenses	(84,404)	(147,495)	(108,412)
Profit before finance income and expenses	(84,404)	(147,495)	(105,938)
Finance expenses	0	0	0
Finance income	0	0	0
Profit (loss) before income and social contribution taxes	(84,404)	(147,495)	(105,938)
Current income and social contribution taxes	0	0	0
Deferred income and social contribution taxes	0	0	0
Profit (loss) for the year from continuing operations	(84,404)	(147,495)	(105,938)
Discontinued operations [Abstract]
Profit (loss) after tax from discontinued operations	0	0	0
Profit (loss) for the year	(84,404)	(147,495)	(105,938)
Eliminations [Member] | Foreign Customers [Member]
Revenue from service [Abstract]
Total revenue from services		0	0
Eliminations [Member] | Domestic Customers [Member]
Revenue from service [Abstract]
Total revenue from services	0	0	0
Eliminations [Member] | Collection & Cleaning Services [Member]
Revenue from service [Abstract]
Total revenue from services	18,052	52,689	27,556
Eliminations [Member] | O&G [Member]
Revenue from service [Abstract]
Total revenue from services	0	78	4,568
Eliminations [Member] | Landfills [Member]
Revenue from service [Abstract]
Total revenue from services	83,048	29,505	23,732
Eliminations [Member] | Value recovery [Member]
Revenue from service [Abstract]
Total revenue from services	R$ 857	R$ 1,632	R$ 2,085